Other liabilities - Schedule of Other Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Liabilities [Abstract]
Suppliers	$ 3,256	$ 7,223
Lease liabilities	2,243	951
Dividends payable	2,085	0
Other current liabilities	68	217
Other current liabilities	7,652	8,391
Investment fund participating share in Patria Brazilian Private Equity III, Ltd., and Patria Brazil Real Estate Fund General Partner II, Ltd.	262	796
Lease liabilities	13,851	6,913
Other non-current liabilities	21	37
Total Other Non Current Liabilities	$ 14,134	$ 7,746